Summary of Principal Accounting Policies - Intangible Assets, net and Impairment of Long-lived Assets (Details) - CNY (¥)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Impairment of long-lived assets	¥ 0	¥ 0
Accounts in public social network platforms
Finite-Lived Intangible Assets [Line Items]
Estimated economic useful lives (in years)	4 years	4 years
Exclusive cooperation rights
Finite-Lived Intangible Assets [Line Items]
Estimated economic useful lives (in years)	5 years